Financial Instruments - Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gains (losses) on derivatives
Realized gains on derivatives	$ 9,877	$ 9,156
Unrealized losses on derivatives	(2,541)	(3,763)
Gains (losses) on financial assets at fair value through profit or loss	$ 7,336	$ 5,393